Basis of Presentation and Significant Accounting Policies - Allowance For Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reserves for Contractual Allowance [Member]
Allowance for doubtful accounts and billing adjustments [Roll Forward]
Beginning balance	$ 447	$ 515
Provision adjustment	19,221	19,307
Write-offs and recoveries, net	(19,668)	(19,375)
Ending balance	0	447
SEC Schedule, 12-09, Reserve, Inventory [Member]
Allowance for doubtful accounts and billing adjustments [Roll Forward]
Beginning balance	453	416
Provision adjustment	42	81
Ending balance	380	453
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Allowance for doubtful accounts and billing adjustments [Roll Forward]
Beginning balance	553	531
Provision adjustment	180	453
Write-offs and recoveries, net	(301)	(431)
Ending balance	432	553
Reserves For Billing Adjustments [Member]
Allowance for doubtful accounts and billing adjustments [Roll Forward]
Beginning balance	9	13
Provision adjustment	219	133
Write-offs and recoveries, net	(210)	(137)
Ending balance	$ 18	$ 9